Related Party Transactions (Details)		3 Months Ended	12 Months Ended
	Sep. 09, 2022 CHF (SFr)	Mar. 08, 2023 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Related Party Transactions [Line Items]
Receivables			$ 351,331	$ 88,916
Recharged to related party			(661,308)
Rent payments			68,705	16,523
Agreement amount (in Francs) | SFr	SFr 600,000
Repayment accrued interest			8,438	9,392
Short term loan (in Francs) | SFr		SFr 100,000
Medica [Member]
Related Party Transactions [Line Items]
Receivables			331,511	0
Altamira Medica Pty Ltd [Member]
Related Party Transactions [Line Items]
Receivables			19,821	21,031
Gremaud GmbH [Member]
Related Party Transactions [Line Items]
Fees paid			220,318	283,905	$ 205,223
Dr Wickline [Member]
Related Party Transactions [Line Items]
Fees paid			$ 122,505	$ 192,000
Loan Agreement [Member]
Related Party Transactions [Line Items]
Agreement amount (in Francs) | SFr	SFr 200,000
Mr. Meyer’s [Member]
Related Party Transactions [Line Items]
Bearing interest rate		5.00%